Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rates	$ (3,757,564)	$ (39,166,075)
State income taxes	(1,431,453)	(14,920,410)
Permanent differences	4,380,295	52,480,331
Valuation allowance against net deferred tax assets	808,722	1,606,154
Effective rate
Federal statutory rates (in percent)	21.00%	21.00%
State income taxes (in percent)	8.00%	8.00%
Permanent differences (in percent)	(24.50%)	(28.10%)
Valuation allowance against net deferred tax assets (in percent)	(4.50%)	(0.90%)
Effective rate (in percent)	0.00%	0.00%